Supplementary Information for Greenfire Resources Inc. – Oil and Gas (Unaudited) (Details) - Schedule of Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Reserve (Parentheticals)
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Reserve [Abstract]
Annual discount factor	10.00%	10.00%	10.00%